SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Delivery expenses	¥ 6,878,700	$ 981,800	¥ 2,821,069	¥ 2,010,699
Sales and marketing expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenditure	1,293,200	184,600	1,206,400	801,100
General and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development costs	¥ 612,600	$ 87,400	¥ 493,800	¥ 338,800